SCOPE OF CONSOLIDATION	12 Months Ended
Dec. 31, 2024
Basis Of Consolidation [Abstract]
SCOPE OF CONSOLIDATION	NOTE 2: SCOPE OF CONSOLIDATION 2.1 Basis of consolidation
The consolidated financial statements include the accounts of the Company, its subsidiaries and its interests in associated companies and joint arrangements. Subsidiaries are
consolidated from the date the Company obtains control
(ordinarily the date of acquisition) until the date control ceases.
The Company controls an entity when the Company is exposed
to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Associates are those companies over which the Company has
the ability to exercise significant influence on the financial and operating policy decisions, which it does not control. Generally, significant influence is presumed to exist when the Company
holds more than 20% of the voting rights. Joint arrangements, which include joint ventures and joint operations, are those over whose activities the Company has joint control, typically under a contractual arrangement. In joint ventures, ArcelorMittal
exercises joint control and has rights to the net assets of the arrangement. The investment is accounted for under the equity method and therefore recognized at cost at the date of
acquisition and subsequently adjusted for ArcelorMittal’s share in undistributed earnings or losses since acquisition, less any impairment incurred. Any excess of the cost of the acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities, and contingent liabilities of the associate or joint venture recognized at the date of acquisition is considered as goodwill. The goodwill, if any, is included in the carrying amount of the investment and is evaluated for impairment as
part of the investment. The consolidated statements of
operations include the Company’s share of the profit or loss of associates and joint ventures from the date that significant influence or joint control commences until the date significant influence or joint control ceases and any impairment losses.
Adjustments to the carrying amount may also be necessary for changes in the Company’s proportionate interest in the investee arising from changes in the investee’s equity that have not been recognized in the investee’s profit or loss. The Company’s share of those changes is recognized directly in the relevant reserve within equity.
The Company assesses the recoverability of its investments
accounted for under the equity method whenever there is an
indication of impairment. In determining the value in use of its investments, the Company estimates its share in the present
value of the projected future cash flows expected to be
generated by operations of associates and joint ventures (see also note 2.4.4).
For investments in joint operations, in which ArcelorMittal
exercises joint control and has rights to the assets and
obligations for the liabilities relating to the arrangement, the
Company recognizes its assets, liabilities and transactions, including its share of those incurred jointly.
Investments in other entities, over which the Company and/or its operating subsidiaries do not have the ability to exercise
significant influence, are accounted for as investments in equity instruments at FVOCI with any resulting gain or loss, net of related tax effect, recognized in the consolidated statements of other comprehensive income. Realized gains and losses from
the sale of investments in equity instruments at FVOCI  are
reclassified from other comprehensive income to retained
earnings within equity upon disposal.
While there are certain limitations on the Company’s operating and financial flexibility arising from the restrictive and financial covenants of one of the Company’s credit facilities described in note 6.1.2, there are no significant restrictions resulting from borrowing agreements or regulatory requirements on the ability of consolidated subsidiaries, associates and jointly controlled entities to transfer funds to the parent in the form of cash dividends to pay commitments as they come due.
Intercompany balances and transactions, including income,
expenses and dividends, are eliminated in the consolidated
financial statements. Gains and losses resulting from
intercompany transactions are also eliminated.
Non-controlling interests represent the portion of profit or loss and net assets not held by the Company and are presented
separately in the consolidated statements of operations, in the consolidated statements of other comprehensive income and
within equity in the consolidated statements of financial position.
2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2024. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the
Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
North America
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
Sustainable Solutions
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
AM Green Energy Private Limited [1]	India	74.00%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd [2] ("AML")	Liberia	85.00%
Others
ArcelorMittal South Africa Ltd.[3] ("AMSA")	South Africa	69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")	Ukraine	95.13%
1.Rights to variable returns are 100%.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
3.Voting rights are 53.05%.
2.2.2 Translation of financial statements denominated in foreign currency
The functional currency of ArcelorMittal S.A. is the U.S. dollar.
The functional currency of each of the principal operating
subsidiaries is the local currency, except for ArcelorMittal
México, AMMC, AML, ArcelorMittal International Luxembourg,
whose functional currency is the U.S. dollar and ArcelorMittal
Poland, whose functional currency is the euro.
Transactions in currencies other than the functional currency of a subsidiary are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are remeasured at the rates of exchange prevailing on the date of the consolidated statements of financial position and the related translation gains and losses are reported within financing costs in the
consolidated statements of operations. Non-monetary items that are carried at cost are translated using the rate of exchange prevailing at the date of the transaction. Non-monetary items that are carried at fair value are translated using the exchange rate prevailing when the fair value was determined and the
related translation gains and losses are reported in the
consolidated statements of comprehensive income.
Upon consolidation, the results of operations of ArcelorMittal’s subsidiaries, associates and joint arrangements whose
functional currency is other than the U.S. dollar are translated into U.S. dollar at the monthly average exchange rates and
assets and liabilities are translated at the year-end exchange rates. Translation adjustments are recognized directly in other comprehensive income and are included in net income
(including non-controlling interests) only upon sale or liquidation of the underlying foreign subsidiary, associate or joint
arrangement.
Since July 1, 2018, Argentina has been considered a highly
inflationary country and therefore the financial statements of the
Company's long production facilities Acindar Industria Argentina de Aceros S.A. ("Acindar") in Argentina, using a historical cost approach, are adjusted prospectively to reflect the changes in the general purchasing power of the local currency before being translated into U.S. dollar at the year-end exchange rate. The
Company used an estimated general price index (Consumer
Price Index "IPC") which changed by 117.8%, 211.4% and
94.8% for the year ended December 31, 2024, 2023 and 2022,
respectively, for this purpose. As a result of the inflation-related adjustments on non-monetary items, losses of 291, 105 and 4
were recognized in net financing costs for the year ended
December 31, 2024, 2023 and 2022, respectively.
2.2.3 Business combinations
Business combinations are accounted for using the acquisition method as of the acquisition date, which is the date on which control is transferred to ArcelorMittal. The Company controls an entity when it is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Company measures goodwill at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value) of the identifiable assets acquired and liabilities assumed.
In a business combination in which the fair value of the
identifiable net assets acquired exceeds the cost of the acquired business, the Company reassesses the fair value of the assets acquired and liabilities assumed. If, after reassessment,
ArcelorMittal’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceeds the cost of the business combination, the excess (bargain
purchase) is recognized immediately as a reduction of cost of sales in the consolidated statements of operations.
Any contingent consideration payable is recognized at fair value at the acquisition date and any costs directly attributable to the business combination are expensed as incurred.2.2.4 Acquisitions
On May 31, 2024, ArcelorMittal completed the acquisition of
Italpannelli SRL in Italy and Italpannelli Iberica in Spain
("Italpannelli"). Italpannelli is a manufacturer of lightweight insulation panels for roofs and façades. It operates two
production plants across Europe, in Zaragoza (Spain) and
Abruzzo (Italy). The acquisition adds considerable strategic value to ArcelorMittal Construction’s business within the
Sustainable Solutions reportable segment in terms of growth, enhanced geographic market offering, product capabilities and synergies as a result of which, following the completion of
measurement of the acquisition-date fair value of the identifiable assets and liabilities, the Company recognized 85 goodwill.
Goodwill is not deductible for income tax purposes. The total cash consideration paid was €268 million (201 net of cash
acquired of 88). Revenue and net income since acquisition date were 83 and 7, respectively.
Revenue and net income attributable to the equity holders of the parent of the Company for twelve months ended December 31,
2024 were 62,576 and 1,354, respectively, as though
ArcelorMittal had completed the Italpannelli acquisition as of
January 1, 2024.
On June 20, 2024, the Company acquired from Euler Hermes
Reinsurance AG the reinsurance company Euler Hermes Re for
€134 million (144). Net cash inflow was 17 considering 161 cash acquired. The Company concluded that the acquisition of Euler
Hermes RE was not a business combination as the transaction
did not include the acquisition of any strategic, operational and resource management processes.
In January 2023, ArcelorMittal Brasil settled the undisputed amount it accepts as the value of the Votorantim put option for
179 (see note 11.5.2).
On March 9, 2023, following receipt of customary regulatory
approvals, ArcelorMittal completed the acquisition of Companhia
Siderúrgica do Pecém subsequently renamed ArcelorMittal
Pecém for total cash consideration of 2,193. The Company
recognized acquisition-related costs of 4 in selling, general and administrative expenses. ArcelorMittal Pecém is a world-class operation, producing high-quality slab at a globally competitive cost. ArcelorMittal Pecém’s state-of-the-art steel facility in the state of Ceará in northeast Brazil was commissioned in 2016
and produced its first slabs in June of that year. It operates a three-million tonne capacity blast furnace and has access via conveyors to the Port of Pecém, a large scale, deep water port located 10 kilometers from the plant. ArcelorMittal Pecém
operates within Brazil’s first Export Processing Zone, and
benefits from various tax incentives including a low corporate income tax rate. The Company completed its measurement of
the acquisition-date fair value of the identifiable assets and liabilities of ArcelorMittal Pecém. Acquired current assets and other liabilities include 2,605 and 2,605 of restricted cash held in escrow and debt, respectively, which were settled after
acquisition date. The Company presented these settlements as non-cash transactions in the consolidated statements of cash flows. It recognized also 3,123 (including trade receivables of
60), 1,824 and 100 of current assets, property, plant and
equipment and intangible assets, respectively. ArcelorMittal recognized 164 goodwill resulting from operational and financial synergies. Revenue and net income since acquisition date till
December 31, 2023 were 1,497 and 340, respectively.
ArcelorMittal Pecém is part of the Brazil reportable segment.
During the first half of 2023, the Company also completed two acquisitions relating to the Sustainable Solutions reportable segment ("Sustainable Solutions acquisitions"). On January 3,
2023, ArcelorMittal completed the acquisition of Riwald
Recycling, a state-of-the-art ferrous scrap metal recycling
business based in the Netherlands. The acquisition is part of
ArcelorMittal's strategy of increasing the use of scrap steel to lower CO2 emissions from steelmaking in both the EAF and BF-
BOF routes. On March 10, 2023, the Company also completed
the acquisition of the German insulation panel manufacturer
Italpannelli Germany (subsequently renamed Trier Insulated
Panels), which will complement the existing geographic
presence and strengthen the product portfolio of ArcelorMittal
Sustainable Solutions' construction business. The total cash consideration paid for the Sustainable Solutions acquisitions was €144 million (152 net of cash acquired of 4) including debt assumed of 15. The Company completed the measurement of
the acquisition-date fair value of the identifiable assets and liabilities of the Sustainable Solutions acquisitions and
recognized goodwill of 57, which is primarily attributable to the expected synergies and other benefits from combining the
activities of the Sustainable Solutions acquisitions with those of the Company. Goodwill is not deductible for income tax
purposes. Revenue and net loss since acquisition date till
December 31, 2023 were 87 and 4, respectively.
Revenue and net income attributable to the equity holders of the parent of the Company for the twelve months ended December
31, 2023 were 68,579 and 910, respectively, as though
ArcelorMittal had completed the ArcelorMittal Pecém and
Sustainable Solutions acquisitions as of January 1, 2023.
During 2022, among others, the Company completed the
acquisition of three specialist scrap metal recyclers as the
Company continually seeks to enhance its ability to source
scrap steel, a key raw material which supports the
ArcelorMittal’s ability to reduce its carbon emissions from
steelmaking in both the EAF and BF-BOF routes.
On February 28, 2022, ArcelorMittal acquired John Lawrie
Metals Limited ("JLM"), a UK based leading consolidator of
ferrous scrap metal, for total consideration of £35 million (43 net of cash acquired of 5). The Company completed its
measurement of the acquisition-date fair value of the identifiable asset and liabilities of JLM. Revenue and net income since
acquisition date till December 31, 2022 were 49 and 3,
respectively. JLM is part of the Sustainable Solutions reportable segment.
On May 2, 2022, ArcelorMittal completed the acquisition of
Architectural Steel Limited ("ASL"), a UK based manufacturer of bespoke metal fabrications and flashings for building envelopes to strengthen the construction business within the Sustainable
Solutions reportable segment. Total consideration was
£36 million (39 net of cash acquired of 6). The Company
completed its measurement of the acquisition-date fair value of the identifiable asset and liabilities of ASL. Revenue and net income since acquisition date till December 31, 2022 were 14 and 3, respectively.
On May 9, 2022, in order to strengthen the Company's plate
operations in the Sustainable Solutions reportable segment in selected downstream and distribution activities, ArcelorMittal increased its interest in the former associate Centro Servizi
Metalli S.p.A. ("CSM"), a stainless plate processing business with operations mainly in Italy and Poland, from 49.29% to
91.68% through the acquisition of a 42.39% controlling stake for
€13.5 million (7 net of cash acquired of 7). The Company
completed its measurement of the acquisition-date fair value of the identifiable asset and liabilities of CSM and recognized a 3 bargain purchase gain in cost of sales. Revenue and net income since acquisition date till December 31, 2022 were 76 and 8, respectively.
On June 30, 2022, ArcelorMittal completed the acquisition of an
80% interest in voestalpine’s world-class Hot Briquetted Iron
("HBI") plant located in Corpus Christi, Texas and subsequently renamed ArcelorMittal Texas HBI LLC ("ArcelorMittal Texas
HBI") for total consideration of 817 (805 net of cash acquired of
12) including certain post-closing adjustments. The Company
recognized acquisition-related costs of 7 in selling, general and administrative expenses. The facility has an annual capacity of two million tonnes of HBI, a high-quality feedstock made through the direct reduction of iron ore which is used to produce high-
quality steel grades in an EAF, but which can also be used in blast furnaces, resulting in lower coke consumption. HBI is a premium, compacted form of DRI developed to overcome issues
associated with shipping and handling DRI. voestalpine has
retained a 20% interest in the plant with a corresponding offtake agreement with an initial ten-year term renewable as long as voestalpine retains any interest in ArcelorMittal Texas HBI.
ArcelorMittal would own 100% of any future development of
operations. The remaining balance of production will be
delivered to third parties under existing supply contracts, and to
ArcelorMittal facilities, including to AM/NS Calvert in Alabama, upon the commissioning of its 1.5 million tonne EAF. Pursuant to the purchase agreement, voestalpine's 20% interest is subject to a call option exercisable by ArcelorMittal upon termination of the offtake agreement or failure by voestalpine to purchase the offtake volume and a put option exercisable by voestalpine at the end of the fifth, tenth and fifteenth year subsequently to the acquisition date. The Company did not ascribe any value to the call option but recognized a 177 financial liability at amortized cost measured at the present value of the redemption amount of the written put option based on the lower of equity value
increased by an annual contractual return and fair value. The
Company completed its measurement of the acquisition-date
fair value of the identifiable assets and liabilities of ArcelorMittal
Texas HBI. It recognized 283 (including trade receivables of
124), 949 and 11 of current assets, property, plant and
equipment and intangible assets, respectively. ArcelorMittal recognized a 97 bargain purchase gain in cost of sales as a
result of i) ArcelorMittal's agreement for voestalpine to retain a
20% non-controlling interest ii) the above-mentioned offtake agreement and iii) the fair value of property, plant and
equipment  exceeding its carrying amount. Revenue and net
loss since acquisition date till December 31, 2022 were 445 and
35, respectively. ArcelorMittal HBI is part of the North America reportable segment.
On July 1, 2022, the Company completed the combined
acquisition of three subsidiaries from environmental services and recycling company ALBA International Recycling (ALBA
Metall Süd Rhein-Main GmbH, ALBA Electronics Recycling
GmbH and ALBA Metall Süd Franken GmbH in aggregate
"ALBA") active in ferrous and non-ferrous metal recycling in
Germany for total consideration of 65 of which €51 million (45 net of cash acquired of 9) in cash and deferred consideration of
11. Following the completion of the acquisition-date fair value of the identifiable assets and liabilities of the three companies, the
Company recognized goodwill of 22. Revenue and net income
since acquisition date till December 31, 2022 were 87 and 1, respectively. ALBA is part of the Sustainable Solutions
reportable segment.
On February 28, 2025, ArcelorMittal signed a share purchase
and shareholders' agreement with the management of the joint venture ArcelorMittal Tailored Blanks Americas following which the Company shall increase its ownership from 80% to 90% and acquire control. In addition, on February 28, 2025, the Company also signed a share purchase agreement to acquire a 60%
controlling stake in Tuper, a joint venture in which it already held a 40% interest. Transaction closing is subject to certain
corporate and regulatory approvals including CADE (Brazilian anti-trust) approval. Both acquisitions are expected to close during the first half of 2025.
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in 2024, 2023 and 2022:

	2024	2023		2022
	Italpannelli	ArcelorMittal Pecém	Sustainable Solutions acquisitions	JLM	ASL	CSM	ArcelorMittal Texas HBI	ALBA
Current assets	75	3,123	25	10	11	68	283	34
Property, plant and equipment	54	1,824	75	10	14	16	949	53
Intangible assets	58	100	32	24	16	—	11	30
Other non-current assets	—	138	8	—	1	1	—	—
Total assets	187	5,185	140	44	42	85	1,243	117
Deferred tax liabilities	(19)	—	(14)	(8)	(6)	—	(30)	(13)
Other liabilities	(52)	(3,156)	(46)	(13)	(10)	(51)	(82)	(70)
Total liabilities	(71)	(3,156)	(60)	(21)	(16)	(51)	(112)	(83)
Net assets acquired	116	2,029	80	23	26	34	1,131	34
Consideration paid net of cash acquired	201	2,193	152	43	39	7	805	45
Deferred consideration	—	—	—	—	—	—	—	11
Non-controlling interests	—	—	—	—	—	4	229	—
Debt assumed	—	—	(15)	—	—	—	—	—
Fair value of previously held interests at acquisition date	—	—	—	—	—	20	—	—
Goodwill/(bargain purchase gain)	85	164	57	20	13	(3)	(97)	22
2.3    Divestments and assets held for sale
Non-current assets and disposal groups that are classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through
continuing use. The non-current asset, or disposal group, is classified as held for sale only when the sale is highly probable and is available for immediate sale in its present condition and is marketed for sale at a price that is reasonable in relation to its current fair value. Assets held for sale are presented separately in the consolidated statements of financial position and are not depreciated. Gains (losses) on disposal of subsidiaries are
recognized in cost of sales, whereas gains (losses) on disposal of investments accounted for under the equity method are
recognized in income (loss) from investments in associates, joint ventures and other investments.
An operation is classified as discontinued when it represents a separate major line of business or geographical area of
operations that either has been disposed of or is classified as held for sale. Discontinued operations are reported on a single line in the Company's consolidated statements of operations. It reflects the after-tax net income from discontinued operations until the date of disposal and the gains or losses net of taxes realized on the disposals of these operations. In addition, cash flows generated by the discontinued operations are reported on a separate line in the consolidated statement of cash flows for the relevant periods.
Divestments in 2023
On December 7, 2023, ArcelorMittal completed the sale of
ArcelorMittal Temirtau, its steel and mining operations in
Kazakhstan, to Qazaqstan Investment Corporation ("QIC"), a
state-controlled direct investment fund. Under the terms of the transaction, on closing ArcelorMittal received consideration of
286 (254 net of cash disposed of 24 and 8 transaction costs) for net assets and a further 250 as repayment of outstanding intra-
group receivables. ArcelorMittal will also receive an additional sovereign-fund guaranteed payment of 450, paid in four equal annual installments, as repayment of an intra-group loan. All
ArcelorMittal Temirtau assets were transferred on an ‘as is’
operational basis, meaning QIC assumed control and
accountability for ArcelorMittal Temirtau’s operations. As a result of loss of control, the Company derecognized assets and
liabilities of 1,650 and 1,372, respectively. ArcelorMittal
recognized in cost of sales a 732 impairment loss of property, plant and equipment upon measuring the recoverable amount
based on sales proceeds (see note 5.3). The Company also
recognized in cost of sales a 194 impairment loss of goodwill following the allocation to the disposal group of a portion of the former ACIS segment goodwill in proportion of the consideration received to the total recoverable amount of the former ACIS
operations (see notes 3.1, 5.1 and 5.3). In addition, it
reclassified 1,469 of foreign exchange translation losses from other comprehensive income to cost of sales in the consolidated statements of operations.
The table below summarizes the significant divestments
completed in 2023 (there were no divestments in 2024 and
2022):

2023
ArcelorMittal Temirtau
Cash and cash equivalents	24
Other current assets	645
Intangible assets	—
Property, plant and equipment	972
Other assets	9
Total assets	1,650
Current liabilities	882
Other long-term liabilities	490
Total liabilities	1,372
Total net assets	278
% of net assets sold	100%
Total net assets disposed of	278
ArcelorMittal retained interest 62%	—
Goodwill allocation	(194)
Consideration	278
Reclassification of foreign exchange and other	(1,469)
Gain (loss) on disposal/derecognition	(1,663)
2.4    Investments in associates and joint arrangements
The carrying amounts of the Company’s investments accounted
for under the equity method were as follows:

	December 31,
Category	2024	2023
Joint ventures	6,184	5,611
Associates	3,895	3,109
Individually immaterial joint ventures and associates[1]	1,341	1,358
Total	11,420	10,078
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2024 and 2023, and none of them have a carrying value exceeding 150 at December 31, 2024 and 2023.2.4.1 Joint ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2024
Joint Ventures	AMNS India	Calvert	NEMM	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Financial statements reporting date	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Place of incorporation and operation [1]	India	United States	China	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Production and sale of electrical steel[7]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2024	60.00%	50.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,758	2,364	688	962	143	534	905	80	9,434
of which cash, cash equivalents and restricted cash	1,279	603	240	152	27	36	145	13	2,495
Non-current assets	12,004	2,634	444	778	277	297	1,079	460	17,973
Current liabilities	2,219	1,171	—	650	193	358	528	—	5,119
of which trade and other payables and provisions	1,674	196	—	476	161	316	264	—	3,087
Non-current liabilities	8,065	1,885	—	29	19	50	514	326	10,888
of which trade and other payables, provisions and deferred tax liability	904	—	—	1	12	50	83	—	1,050
Non-controlling interest	26	—	—	—	—	—	—	—	26
Net assets attributable to equity holders of the parent	5,452	1,942	1,132	1,061	208	423	942	214	11,374
Company's share of net assets	3,271	971	566	531	104	212	314	117	6,086
Adjustments for differences in accounting policies and other	135	(40)	—	—	32	(36)	7	—	98
Carrying amount in the statements of financial position	3,406	931	566	531	136	176	321	117	6,184
Revenue	6,515	4,544	—	1,730	583	1,425	757	—	15,554
Depreciation and amortization	(452)	(76)	—	(38)	(30)	(24)	(61)	—	(681)
Interest income	69	—	—	4	3	1	5	—	82
Interest expense	(172)	(58)	—	(4)	(6)	(35)	(50)	—	(325)
Income tax benefit (expense)	97	—	—	(67)	(7)	(7)	(8)	—	8
Income (loss) from continuing operations	323	191	—	288	(72)	17	86	(1)	832
Other comprehensive income (loss)	(351)	(4)	—	—	(1)	1	—	—	(355)
Total comprehensive income (loss)	(28)	187	—	288	(73)	18	86	(1)	477
Cash dividends received by the Company	—	24	—	115	—	8	—	—	147
1.The country of incorporation corresponds to the country of operation.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2024;  voting interest was 48.01%
at December 31, 2024.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India (including infrastructure assets) and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
7.The joint venture was incorporated and had no operations in 2024. The initial carrying amount of 566 corresponds to a paid cash contribution of 120 and 446 liability
(including a non-current portion of 222 see note 9.2) corresponding to the net present value of future equity increases for which the Company has a present obligation.

	December 31, 2023
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2023	60.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,653	1,798	853	389	559	935	93	8,280
of which cash, cash equivalents and restricted cash	926	83	201	46	12	297	3	1,568
Non-current assets	10,208	2,125	788	454	238	1,149	190	15,152
Current liabilities	1,617	1,017	557	462	329	542	7	4,531
of which trade and other payables and provisions	1,310	169	449	368	323	404	7	3,030
Non-current liabilities	6,763	1,103	51	37	39	633	—	8,626
of which trade and other payables and provisions	997	—	1	28	39	61	—	1,126
Non-controlling interest	27	—	—	—	—	—	—	27
Net assets attributable to equity holders of the parent	5,454	1,803	1,033	344	429	909	276	10,248
Company's share of net assets	3,272	902	517	172	215	303	151	5,532
Adjustments for differences in accounting policies and other	139	(6)	—	(20)	(40)	6	—	79
Carrying amount in the statements of financial position	3,411	896	517	152	175	309	151	5,611
Revenue	6,710	4,860	1,787	945	1,549	1,205	—	17,056
Depreciation and amortization	(446)	(70)	(36)	(37)	(25)	(69)	—	(683)
Interest income	54	—	2	2	1	—	—	59
Interest expense	(207)	(51)	(5)	(14)	(35)	(49)	—	(361)
Income tax benefit (expense)	(279)	—	(53)	(7)	(33)	21	—	(351)
Income (loss) from continuing operations	1,070	99	352	7	29	274	—	1,831
Other comprehensive income (loss)	(998)	(20)	—	(14)	(6)	—	—	(1,038)
Total comprehensive income (loss)	72	79	352	(7)	23	274	—	793
Cash dividends received by the Company	—	58	—	—	21	—	—	79
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2023;  voting interest was 48.01%
at December 31, 2023.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.

	December 31, 2022
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation [1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [4,5]	Integrated flat steel producer[6]	Automotive steel finishing [7]	Automotive steel finishing	Energy production and supply	Manufacturin g and sale of steel [2,3]	Production and sale of seamless line pipes and tubes
Ownership and voting rights at December 31, 2022	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	33.34%
Current assets	3,494	2,558	2,019	534	448	624	662	10,339
of which cash, cash equivalents and restricted cash	800	179	216	159	26	70	101	1,551
Non-current assets	9,680	2,765	1,764	761	436	254	1,137	16,797
Current liabilities	1,809	2,754	968	533	434	390	429	7,317
of which trade and other payables and provisions	1,567	1,844	203	388	390	333	265	4,990
Non-current liabilities	5,928	908	975	61	120	34	738	8,764
of which trade and other payables and provisions	602	153	—	—	27	34	29	845
Non-controlling interest	3	—	—	—	—	—	—	3
Net assets attributable to equity holders of the parent	5,434	1,661	1,840	701	330	454	632	11,052
Company's share of net assets	3,260	1,030	920	351	165	227	211	6,164
Adjustments for differences in accounting policies and other	144	146	(36)	—	—	(42)	(4)	208
Carrying amount in the statements of financial position	3,404	1,176	884	351	165	185	207	6,372
Revenue	7,287	4,525	4,969	1,495	1,080	1,868	918	22,142
Depreciation and amortization	(350)	(157)	(67)	(32)	(45)	(25)	(71)	(747)
Interest income	70	—	—	2	3	2	—	77
Interest expense	(162)	(34)	(36)	(5)	(16)	(22)	(43)	(318)
Income tax benefit (expense)	(273)	25	—	(37)	(13)	(55)	(8)	(361)
Income (loss) from continuing operations	323	106	102	249	57	90	29	956
Other comprehensive income (loss)	(139)	—	71	—	6	22	(1)	(41)
Total comprehensive income (loss)	184	106	173	249	63	112	28	915
Cash dividends received by the Company	—	—	65	—	13	52	—	130
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2022; voting interest was 48.01%
at December 31, 2022.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2022 adjusted for the fair value adjustments at divestment date.
7.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
AMNS India
AMNS India is an integrated flat carbon steel manufacturer -
from iron ore to ready-to-market products with an achievable crude steel capacity of 8.8 million tonnes per annum. Its
manufacturing facilities comprise iron making, steelmaking and downstream facilities spread across India.
In 2019, ArcelorMittal and Nippon Steel Corporation ("NSC"),
Japan’s largest steel producer and the third largest steel
producer in the world, created a joint venture to own and
operate AMNS India with ArcelorMittal holding a 60% interest and NSC holding 40%. Through the agreement, both
ArcelorMittal and NSC are guaranteed equal board
representation and participation in all significant financial and operating decisions. The Company has therefore determined
that it does not control the entity, even though it holds 60% of the voting rights. AMNS Luxembourg Holding S.A. ("AMNS
Luxembourg") is the parent company of the joint venture.
ArcelorMittal's 60% interest is accounted for under the equity method.
AMNS India’s main steel manufacturing facility is located at
Hazira, Gujarat in western India. It also has:
–two iron ore beneficiation plants close to the mines in
Kirandul and Dabuna, with slurry pipelines that then
transport the beneficiated iron ore slurry to the pellet
plants in the Kirandul-Vizag and Dabuna-Paradeep
systems;
–downstream facilities in Pune, Khopoli and
Gandhidham; and
–six service centers in the industrial clusters of Hazira,
Indore, Bahadurgarh, Chennai, Kolkata and Pune. It
has a complete range of flat rolled steel products,
including value added products, and significant iron ore
pellet capacity with two main pellet plant systems in
Kirandul-Vizag and Dabuna-Paradeep, which have the
potential for expansion.  Its facilities are located close
to ports with deep draft for movement of raw materials
and finished goods.
In terms of iron ore pellet capacity, the Kirandul-Vizag system has 8 million tonnes of annual pellet capacity; and the Dabuna-
Paradeep system has 12 million tonnes of annual pellet
capacity.
AMNS India completed the acquisition of the portfolio of
strategic infrastructure assets from Essar Group. The remaining assets which were pending due to regulatory approvals have
been acquired during 2024 and include a 16 million-tonne per annum all-weather, deep draft terminal at Visakhapatnam,
Andhra Pradesh (along with an integrated conveyor connected
to AMNS India’s iron ore pellet plant in the port city) and a 100-
kilometer Gandhar - Hazira transmission line, connecting AMNS
India’s steelmaking complex with the central electricity grid.
AMNS India intends to further debottleneck existing operations
(steel shop and rolling parts) in the medium term. The first phase of expansion represents capital expenditures of
approximately 7.7 billion (0.8 billion for debottlenecking, 1.0 billion for downstream projects, 5.7 billion for upstream projects and 0.2 billion for operational readiness) and started in October
2022. It aims to increase production at the Hazira facility to 15 million tonnes of rolled products by the second half of 2026
(Phase 1A). Plans are under development to further expand
production. Phase 2A  would see steelmaking capacity grow to
18 million tonnes per annum by 2028 with phase 2B taking
capacity at the Hazira facility to 24 million tonnes by 2030.
Further greenfield development options are under consideration to take steelmaking capacity to 40 million tonnes per annum in the long-term.
On March 16, 2020, AMNS Luxembourg entered into a 5.1
billion ten-year term loan agreement with various Japanese
banks which is guaranteed by ArcelorMittal and NSC in
proportion to their interests in the joint venture. On March 30,
2023, AMNS Luxembourg entered into an additional 5 billion
ten-year term loan agreement at floating rate with various
Japanese banks. The proceeds of the loan, which is guaranteed by ArcelorMittal and NSC in proportion to their respective
interests in the joint venture, is used for the purposes of
financing the expenditures necessary for the implementation of phase 1A of expansion to increase production at the Hazira
facility to 15 million tonnes. The loan consists of Tranche A,
Tranche B and Tranche C of 2 billion, 1 billion and 2 billion, respectively, and is arranged to be disbursed by April 30, 2026 at the request of AMNS Luxembourg.
In terms of iron ore mining assets, AMNS India operates the
Thakurani mine in the Keonjhar district of Odisha and the
Ghoraburhani-Sagasahi mine in the Sudargarh district of
Odisha.
Acciaierie d'Italia
Acciaierie d'Italia is the leading steel producer in Italy and produces high-quality and sustainable steel to be used in a
range of vital industry sectors across the domestic steel market such as construction, energy, automotive, home appliances,
packaging and transport and for international export. Acciaierie
d'Italia has operations across various structurally linked
operating sites including Europe’s biggest single-site integrated steel facility in Taranto and rolling mills in Genova and Novi
Ligure. Genova is also an important hub in terms of intermodal logistics.
On April 14, 2021, pursuant to the investment agreement signed on December 10, 2020 forming a public-private partnership
between Invitalia and ArcelorMittal and providing Invitalia joint control rights, ArcelorMittal accounted for its investment in
Acciaierie d'Italia under the equity method.
On February 20, 2024, the Italian Government issued a decree placing  Acciaierie d’Italia in extraordinary administration subsequent to the request of Invitalia, thereby passing control of the company from its current shareholders, ArcelorMittal and
Invitalia, to government appointed commissioners. As a result of loss of control, the Company reclassified 60 of foreign exchange translation gains from other comprehensive income to income
from investments in associates, joint ventures and other
investments in the consolidated statements of operations.
VAMA
Valin ArcelorMittal Automotive Steel (“VAMA”) is a joint venture between ArcelorMittal and Hunan Valin which produces steel for high-end applications in the automobile industry. VAMA supplies international automakers and first-tier suppliers as well as
Chinese car manufacturers and their supplier networks. In April
2023 VAMA announced the start of production for its second
continuous galvanization line with an annual capacity of 450,000 tonnes, bringing its total capacity to 2 millions tonnes per year.
Calvert
AM/NS Calvert ("Calvert"), a joint venture between the
Company and NSC, is a steel processing plant in Calvert,
Alabama, United States. The slabs for Calvert's operations are sourced from ArcelorMittal plants in Brazil and Mexico and from
Cleveland-Cliffs, which following its acquisition of ArcelorMittal
USA entered on December 9, 2020 into a new five-year
agreement with Calvert (with an automatic three-year extension unless either party provides notice of intent to terminate) for 1.5 million tonnes annually for the initial term and 0.55 million tonnes annually under the extension and which can be reduced with a six-month notice.  In December 2024, Cleveland-Cliffs formally issued a notice to terminate the agreement at the end of the initial term on December 9, 2025. ArcelorMittal is
principally responsible for marketing the product on behalf of the joint venture. Calvert serves the automotive, construction, pipe and tube, service center and appliance/ HVAC industries.
Calvert completed the investment in an on-site steelmaking
facility through a 1.5 million tonnes capacity EAF (producing slabs for the existing operations and replacing part of the
purchased slabs). Construction commenced in March 2021 after obtaining all environmental permits, and commissioning is
underway.
On October 11, 2024, ArcelorMittal entered into an agreement with NSC pursuant to which ArcelorMittal would purchase NSC’s
50% equity interest in Calvert. The transaction has been entered into at the request of NSC to address regulatory concerns
pursuant to its agreed acquisition of US Steel. On January 3,
2025, the U.S. President issued an order prohibiting NSC from acquiring US Steel but the parties were granted an extension to
June 18, 2025 to permanently abandon the transaction.
Accordingly, the agreement with NSC remains in place until
such date.
NEMM
On October 16, 2024, ArcelorMittal and China Oriental formed two joint ventures with equal ownership to be engaged
principally in the production and sale of electrical steel grade hot-rolled coil substrates and cold-rolled non-oriented or
oriented electrical steel for the Chinese automotive market. The project envisages the construction of two plants with production commencing in 2027.
VdSA
On May 5, 2023, following approval by the Brazilian antitrust authority CADE on April 13, 2023, ArcelorMittal formed the joint venture Ventos de Santo Antônio Comercializadora de Energia
S.A. ("VdSA") with Casa dos Ventos, one of Brazil’s largest
developers and producers of renewable energy projects, to
develop a 554 MW wind power project, with ArcelorMittal
holding a 55% stake and Casa dos Ventos holding the
remaining 45%. The project Ventos de Santo Antonio aims to
secure and decarbonize a considerable proportion of the
Company's wholly-owned subsidiary ArcelorMittal Brazil’s future electricity needs through a 20-year power purchasing power
agreement starting on January 1, 2026. Through the agreement, both ArcelorMittal and Casa dos Ventos are guaranteed equal
board representation and participation in all significant financial and operating decisions. The Company has therefore
determined that VdSA is a joint venture subject to joint control as it does not control the entity, even though it holds a 55%
interest. The Company accounted for its investment in VdSA
under the equity method.
Tameh
Tameh is a joint venture between ArcelorMittal and Tauron
Polska Energia S. A. ("Tauron") including three energy
production facilities located in Poland. Tameh’s objective is to ensure energy supply to the Company’s steel plants in Poland as well as the utilization of steel plant gases for energy
production processes.
Following the occurrence of a deadlock situation, both Tauron and ArcelorMittal had the ability to exercise a put option right, allowing each partner to sell its shares to the other one. As per the shareholders' agreement, the declaration of acceptance of an offer that is submitted first shall prevail. ArcelorMittal successfully served its declaration on Tauron on January 2,
2024. Tauron challenged this assertion and in October 2024,
ArcelorMittal was served with a request for arbitration filed by
Tauron (see note 9.3).
Borçelik
Borçelik Çelik Sanayii Ticaret Anonim Şirketi ("Borçelik"),
incorporated and located in Turkey, is a joint venture between
ArcelorMittal and Borusan Holding involved in the manufacturing and sale of cold-rolled and galvanized flat steel products.
Al Jubail
ArcelorMittal Tubular Products Al Jubail ("Al Jubail") is a state of the art seamless tube mill in Saudi Arabia designed and built to serve the fast growing energy producing markets of Saudi
Arabia, the Middle East, North Africa and beyond.
Al Jubail is a joint venture in which the Company owns a
33.34% interest.
2.4.2 Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2024
Associates	Vallourec	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	September 30, 2024	June 30, 2024	September 30, 2024	September 30, 2024	December 31, 2024
Place of incorporation and operation[1]	France	Bermuda	Germany	Spain	Canada
Principal Activity	Tubular solutions[2]	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2024	27.89%	37.00%	33.43%	35.00%	25.23%
Current assets	3,035	4,317	2,228	3,043	757	13,380
Non-current assets	2,358	2,836	2,255	2,196	10,452	20,097
Current liabilities	1,694	3,183	639	1,641	993	8,150
Non-current liabilities	1,225	555	926	970	3,261	6,937
Non-controlling interests	81	375	126	458	—	1,040
Net assets attributable to equity holders of the parent	2,393	3,040	2,792	2,170	6,955	17,350
Company's share of net assets	667	1,125	934	760	1,755	5,241
Adjustments for differences in accounting policies and other	—	—	89	(23)	(1,481)	(1,415)
Other adjustments	247	1	(179)	—	—	69
Carrying amount in the statements of financial position	914	1,126	844	737	274	3,895
Revenue	3,228	3,128	2,519	5,629	569	15,073
Income / (loss) from continuing operations	328	17	156	256	(126)	631
Other comprehensive income	(196)	—	(1)	(21)	—	(218)
Total comprehensive income (loss)	132	17	155	235	(126)	413
Cash dividends received by the Company	—	9	22	30	—	61
1.The country of incorporation corresponds to the country of operation except for China Oriental, whose country of operation is China, and Vallourec, whose operations are global.
2.Adjustments in Vallourec relate to provisional fair value adjustments of property, plant and equipment and goodwill.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension. Other adjustment include the Company's impairment loss with respect to its investment in DHS Group.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2023
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2023	September 30, 2023	September 30, 2023	December 31, 2023
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2023	37.00%	33.43%	35.00%	25.23%
Current assets	3,681	1,919	3,351	720	9,671
Non-current assets	3,124	2,430	2,086	10,572	18,212
Current liabilities	2,909	505	1,857	905	6,176
Non-current liabilities	395	994	940	3,335	5,664
Non-controlling interests	369	125	448	—	942
Net assets attributable to equity holders of the parent	3,132	2,725	2,192	7,052	15,101
Company's share of net assets	1,159	911	767	1,779	4,616
Adjustments for differences in accounting policies and other	—	134	(40)	(1,479)	(1,385)
Other adjustments[2]	48	(190)	20	—	(122)
Carrying amount in the statements of financial position	1,207	855	747	300	3,109
Revenue	3,183	2,800	5,874	536	12,393
Income / (loss) from continuing operations	40	184	222	(227)	219
Other comprehensive income	1	(1)	(25)	—	(25)
Total comprehensive income (loss)	41	183	197	(227)	194
Cash dividends received by the Company	5	43	35	—	83
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2023 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2022
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland[6]	Total
Financial statements reporting date	June 30, 2022	September 30, 2022	September 30, 2022	December 31, 2022
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2022	37.00%	33.43%	35.00%	25.23%
Current assets	5,081	1,827	3,400	758	11,066
Non-current assets	3,218	2,257	1,802	10,700	17,977
Current liabilities	4,134	640	2,067	770	7,611
Non-current liabilities	314	863	815	3,379	5,371
Non-controlling interests	348	115	416	—	879
Net assets attributable to equity holders of the parent	3,503	2,466	1,904	7,309	15,182
Company's share of net assets	1,296	824	666	1,844	4,630
Adjustments for differences in accounting policies and other	—	150	(43)	(1,488)	(1,381)
Other adjustments[2]	(56)	(183)	50	—	(189)
Carrying amount in the statements of financial position	1,240	791	673	356	3,060
Revenue	3,857	2,715	5,628	482	12,682
Income / (loss) from continuing operations	190	428	236	(136)	718
Other comprehensive income (loss)	4	18	62	—	84
Total comprehensive income (loss)	193	446	298	(136)	801
Cash dividends received by the Company	28	10	26	—	64
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2022 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.
Vallourec
On August 6, 2024, ArcelorMittal completed the acquisition of
65,243,206 shares, representing 28.4% (27.89% at December
31, 2024) voting rights in Vallourec, for €14.64 per share from funds managed by Apollo Global Management, Inc. for total
€960 million (1,048) cash consideration. Vallourec's Board of
Directors includes eleven members, out of which two are
appointed by ArcelorMittal, whose Chief Executive Officer also acts as an observer of the Board. ArcelorMittal concluded that it exercises significant influence in Vallourec and accordingly it accounts for its investment under the equity method. In addition, as the share purchase agreement includes a forward
component qualifying as a financial instrument as a result of the purchase price being fixed ahead of the closing date,
ArcelorMittal recognized a 83 decrease in acquisition cost to reflect the fair value of the forward at acquisition date (see note
6.2). Having carried out a successful restructuring in recent years, Vallourec presents a compelling opportunity to increase
ArcelorMittal’s exposure to the attractive, downstream, value-
added tubular market. It is a global leader in premium tubular solutions for energy markets and demanding industrial
applications, offering innovative, safe and competitive products for sectors including energy, automotive and construction. 85%
of Vallourec’s 2.2 million tonnes of annual rolling capacity is focused around low-carbon, integrated productions hubs in US and Brazil, both of which are important strategic markets for
ArcelorMittal. The fair value of ArcelorMittal's investment was
1,113 at December 31, 2024 based on Vallourec's quoted share price.
China Oriental
China Oriental Group Company Limited (“China Oriental”) is a
Chinese integrated iron and steel company listed on the Hong
Kong Stock Exchange (“HKEx”). The China Oriental Group has
manufacturing plants in Hebei Province and Guangdong
Province of the People’s Republic of China (the “PRC”) and
sells mainly to customers located in the PRC. The China
Oriental Group also carries out property development business which is mainly in the PRC.
DHS Group
DHS - Dillinger Hütte Saarstahl AG (“DHS Group”), incorporated and located in Germany, is a leading producer of heavy steel plates, cast slag pots and semi-finished products, such as
pressings, pressure vessel heads and shell sections in Europe.
The DHS Group also includes a further rolling mill operated by
Dillinger France in Dunkirk (France).
Gonvarri Steel Industries
Holding Gonvarri SL (“Gonvarri Steel Industries”) is dedicated to the processing of steel. The entity is a European leader in steel service centers and renewable energy components, with strong presence in Europe and Latin America.
Baffinland
Baffinland Iron Mines Corporation ("Baffinland") owns the Mary
River project, which has direct shipping, high grade iron ore on
Baffin Island in Nunavut (Canada).
2.4.3 Other associates and joint ventures that are not
individually material
The Company has interests in a number of other joint ventures and associates, none of which are regarded as individually
material. The following table summarizes the financial
information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2024			December 31, 2023
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	457	884	1,341	481	877	1,358
Share of:
Income from continuing operations	16	140	156	56	81	137
Other comprehensive income (loss)	3	12	15	4	(2)	2
Total comprehensive income (loss)	19	152	171	60	79	139

2.4.4 Impairment of associates and joint ventures
In the fourth quarter of 2023, Acciaierie d'Italia's financial condition has deteriorated due in particular to the continued high cost of energy and the repeal of relief measures for energy-
intensive companies. It has been experiencing liquidity issues, which have resulted in conflicts with suppliers. ArcelorMittal, the
Italian Government and Invitalia discussed the terms and
conditions of a possible support to Acciaierie d'Italia to address its short-term cash needs and the funding requirements to
enable it to complete the acquisition of Ilva’s business units but the parties were not able to reach agreement on how to address
Acciaierie d'Italia’s funding needs. As of December 31, 2023 the
Company assessed the above facts as indicators of impairment with respect to its investment, further confirmed by the
extraordinary administration of Acciaierie d'Italia effective
February 20, 2024 (see note 2.4.1), and performed accordingly a value in use calculation resulting in a 1,405 impairment loss.
The Company is not aware of any material contingent liabilities related to associates and joint ventures for which it is severally liable for all or part of the liabilities of the associates, nor are there any contingent liabilities incurred jointly with other investors. See note 9.4 for disclosure of commitments related to associates and joint ventures.2.4.5 Investments in joint operations
The Company had investments in the following joint operations as of December 31, 2024 and 2023:
Peña Colorada
Peña Colorada is an iron ore mine located in Mexico in which
ArcelorMittal holds a 50.00% interest. Peña Colorada operates an open pit mine as well as concentrating facility and two-line pelletizing facility. Peña Colorada is part of the North America
segment. 2.5    Other investments
Other investments include those investments in equity
instruments for which the Company does not have significant
influence. The Company irrevocably elected  to present the
changes in fair value of such equity instruments, which are not held for trading, in other comprehensive income, because these investments are held as long-term strategic investments that are not expected to be sold in the short to medium-term. Other
investments include the following:

	December 31,
	2024	2023
Erdemir	—	205
ArcelorMittal XCarb®	152	152
Stalprodukt S.A.	58	65
Others	89	91
Investments in equity instruments at FVOCI	299	513
The Company’s significant investments in equity instruments at
FVOCI at December 31, 2024 and 2023 were the following:
Ereĝli Demir ve Çelik Fabrikalari T.A.S. (“Erdemir”)
Erdemir is the leading steel producer in Turkey and produces plates, hot and cold rolled, tin chromium and zinc coated flat steel and supplies basic inputs to automotive, white goods,
pipes and tubes, rolling, manufacturing, electrics-electronics, mechanical engineering, energy, heating equipment,
shipbuilding, defense and packaging industries.
In 2023, the Company's investment in Erdemir decreased from
12% to 4% and in 2024, the Company sold its remaining 4%
interest. Sales were completed at the Istanbul stock exchange for net proceeds of 227 and 626 for the year ended December
31, 2024 and 2023, respectively. Accumulated revaluation gains of 75 and 333 for the year ended December 31, 2024 and 2023, respectively, were transferred from other comprehensive income to retained earnings.
Unrealized gains (losses) recognized in other comprehensive
income were 26 and (105) for the year ended December 31,
2024 and 2023, respectively.
ArcelorMittal’s XCarb® innovation fund
ArcelorMittal has launched an innovation fund which invests up to 100 annually in groundbreaking companies developing
pioneering or breakthrough technologies which will accelerate the steel industry's transition to carbon neutral steelmaking.
Since the launch of the XCarb® innovation fund in March 2021,
ArcelorMittal has invested 200, including 11 and 66 in 2024 and
2023, respectively, in equity instruments at FVOCI.
In 2022, ArcelorMittal delivered an additional 17.5 equity
injection in Form Energy, a company working to accelerate the development of breakthrough low-cost energy storage
technology to enable a reliable, secure, and fully-renewable electric grid year-round. In addition, in 2022, ArcelorMittal invested 25 in nuclear innovation company TerraPower.
On January 26, 2023, ArcelorMittal invested 36 in Boston Metal, which is developing and commercializing a patented Molten
Oxide Electrolysis (MOE) platform for decarbonizing primary
steelmaking and is targeting commercialization of this
technology by 2026. On June 30, 2023, ArcelorMittal completed also a second 25 investment in TerraPower.
Unrealized (losses) recognized in other comprehensive income were (13) and (18) for the year ended December 31, 2024 and
2023, respectively.
Stalprodukt S.A.
Stalprodukt S.A. is a leading manufacturer and exporter of
highly processed steel products based in Poland. Unrealized
(losses) gains recognized in other comprehensive income were
(3) and 8 for the year ended December 31, 2024 and 2023,
respectively.
2.6    Income (loss) from investments in associates, joint
ventures and other investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2024	2023	2022
Share in net earnings of equity-accounted companies	770	1,181	1,193
Impairment charges	—	(1,405)	—
Dividend income [1]	9	3	124
Total	779	(221)	1,317
1.Mainly 117 dividend income from Erdemir in 2022.